UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04906

Dreyfus State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	07/31/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund
July 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6%
Connecticut - 96.4%
Connecticut,
GO	5.00	10/15/25	1,645,000	1,814,830
Connecticut,
GO	5.00	3/1/26	5,000,000	5,512,900
Connecticut,
GO	5.00	11/1/27	5,000,000	5,329,350
Connecticut,
GO	5.00	11/1/27	2,000,000	2,014,940
Connecticut,
GO	5.00	11/1/28	5,000,000	5,319,750
Connecticut,
GO	5.00	11/1/31	2,500,000	2,647,925
Connecticut,
Special Tax Obligation Revenue Bonds
(Transportation Infrastructure
Purposes)	5.00	12/1/21	1,500,000	1,628,580
Connecticut,
Special Tax Obligation Revenue Bonds
(Transportation Infrastructure
Purposes)	5.00	10/1/24	2,730,000	3,040,401
Connecticut,
Special Tax Obligation Revenue Bonds
(Transportation Infrastructure
Purposes)	5.00	8/1/34	3,000,000	3,304,530
Connecticut,
Special Tax Obligation Revenue Bonds
(Transportation Infrastructure
Purposes)	4.00	9/1/35	5,000,000	5,135,500
Connecticut,
State Revolving Fund General Revenue
Bonds	5.00	1/1/23	1,250,000	1,349,300
Connecticut,
State Revolving Fund General Revenue
Bonds	5.00	7/1/24	2,145,000	2,394,635
Connecticut Development Authority,
PCR (The Connecticut Light and Power
Company Project)	4.38	9/1/28	3,900,000	4,129,710
Connecticut Development Authority,
Water Facilities Revenue Bonds
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	4,500,000	4,880,835

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Connecticut - 96.4% (continued)
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Ascension Health
Senior Credit Group)	5.00	11/15/40	10,000,000		10,396,900
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Bridgeport Hospital
Issue)	5.00	7/1/25	3,625,000		4,000,695
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Connecticut College
Issue)	4.00	7/1/46	2,000,000		2,010,740
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Fairfield University
Issue)	5.00	7/1/46	1,000,000		1,105,060
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Fairfield University
Issue) (Prerefunded)	5.00	7/1/20	1,000,000	[a]	1,061,480
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Greenwich Academy
Issue) (Insured; Assured Guaranty
Municipal Corp.)	5.25	3/1/32	9,880,000		12,209,012
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Hartford HealthCare
Issue)	5.00	7/1/27	3,265,000		3,629,472
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Hartford HealthCare
Issue)	5.00	7/1/32	1,000,000		1,066,620
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Hartford HealthCare
Issue)	5.00	7/1/41	2,000,000		2,115,920
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Hartford HealthCare
Issue)	5.00	7/1/45	2,500,000		2,683,975
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Healthcare Facility
Expansion Issue - Church Home of
Hartford Inc., Project)	5.00	9/1/46	1,000,000	[b]	1,043,160

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Connecticut - 96.4% (continued)
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Healthcare Facility
Expansion Issue - Church Home of
Hartford Inc., Project)	5.00	9/1/53	1,500,000	[b]	1,557,495
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Loomis Chaffee School
Issue) (Insured; AMBAC)	5.25	7/1/28	1,760,000		2,114,094
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Quinnipiac University
Issue)	5.00	7/1/36	5,000,000		5,544,300
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Quinnipiac University
Issue)	5.00	7/1/36	200,000		221,596
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Quinnipiac University
Issue)	5.00	7/1/45	3,000,000		3,277,980
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Stamford Hospital
Issue)	5.00	7/1/30	6,750,000		7,091,820
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Stamford Hospital
Issue)	4.00	7/1/46	2,000,000		1,925,000
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Trinity Health Credit
Group)	5.00	12/1/45	7,500,000		8,384,175
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Western Connecticut
Health Network Issue)	5.38	7/1/41	1,000,000		1,071,260
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Yale New Haven
Health Issue)	5.00	7/1/27	3,960,000		4,491,709
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds, Refunding (Fairfield
University)	5.00	7/1/32	1,000,000		1,141,110
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds, Refunding (Sacred
Heart University)	5.00	7/1/42	2,000,000		2,236,080

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Connecticut - 96.4% (continued)
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds, Refunding (University
of New Haven) Ser. K-1	5.00	7/1/36	1,000,000	1,104,410
Connecticut Health and Educational
Facilities Authority,
State Supported Child Care Revenue
Bonds	5.00	7/1/25	1,490,000	1,599,679
Connecticut Higher Education
Supplemental Loan Authority,
State Supported Revenue Bonds
(Connecticut Health and Educational
Facilities Authority Loan Program)	5.00	11/15/21	1,450,000	1,560,766
Connecticut Higher Education
Supplemental Loan Authority,
State Supported Revenue Bonds
(Connecticut Health and Educational
Facilities Authority Loan Program)	5.00	11/15/22	1,400,000	1,525,888
Connecticut Higher Education
Supplemental Loan Authority,
State Supported Revenue Bonds
(Connecticut Health and Educational
Facilities Authority Loan Program)	5.00	11/15/23	1,400,000	1,540,896
Connecticut Municipal Electric Energy
Cooperative,
Power Supply System Revenue Bonds	5.00	1/1/38	3,000,000	3,287,850
Connecticut Municipal Electric Energy
Cooperative,
Transmission Services Revenue Bonds	5.00	1/1/22	1,505,000	1,654,296
Connecticut Revolving Fund,
General Revenue Bonds (Green Bonds)	5.00	3/1/29	2,500,000	2,908,325
Connecticut Transmission Municipal
Electric Energy Cooperative,
Transmission System Revenue Bonds	5.00	1/1/42	3,000,000	3,243,900
Eastern Connecticut Resource Recovery
Authority,
Solid Waste Revenue Bonds
(Wheelabrator Lisbon Project)	5.50	1/1/20	3,195,000	3,246,535
Greater New Haven Water Pollution
Control Authority,
Regional Wastewater System Revenue
Bonds	5.00	8/15/26	700,000	798,742
Greater New Haven Water Pollution
Control Authority,
Regional Wastewater System Revenue
Bonds	5.00	8/15/27	1,250,000	1,418,075
Greater New Haven Water Pollution
Control Authority,
Regional Wastewater System Revenue
Bonds	5.00	8/15/29	1,500,000	1,690,065

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Connecticut - 96.4% (continued)
Greater New Haven Water Pollution
Control Authority,
Regional Wastewater System Revenue
Bonds (Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/35	25,000		25,076
Harbor Point Infrastructure Improvement
District,
Special Obligation Revenue Bonds,
Refunding (Harbor Point Project)	5.00	4/1/39	4,000,000	[b]	4,269,000
Hartford County Metropolitan District,
Clean Water Project Revenue Bonds	5.00	4/1/31	3,510,000		3,825,584
Hartford County Metropolitan District,
Clean Water Project Revenue Bonds
(Green Bonds)	5.00	11/1/42	2,000,000		2,205,860
Hartford County Metropolitan District,
GO	5.00	7/15/34	2,065,000		2,381,565
New Britain,
GO (Insured; Assured Guaranty Corp.)	5.00	4/1/24	3,600,000		4,006,476
New Haven,
GO (Insured; Build America Municipal
Assurance Company)	5.00	8/15/26	1,250,000		1,428,800
New Haven,
GO (Insured; Build America Municipal
Assurance Company)	5.00	8/15/27	750,000		848,055
Norwalk,
GO	5.00	7/15/24	1,000,000		1,116,290
South Central Connecticut Regional Water
Authority,
Water System Revenue Bonds	5.00	8/1/27	3,000,000		3,406,110
South Central Connecticut Regional Water
Authority,
Water System Revenue Bonds	5.00	8/1/32	1,370,000		1,507,192
South Central Connecticut Regional Water
Authority,
Water System Revenue Bonds	5.00	8/1/33	1,500,000		1,647,195
South Central Connecticut Regional Water
Authority,
Water System Revenue Bonds	5.00	8/1/37	3,430,000		3,946,112
South Central Connecticut Regional Water
Authority,
Water System Revenue Bonds	5.00	8/1/38	3,500,000		4,021,255
South Central Connecticut Regional Water
Authority,
Water System Revenue Bonds	5.00	8/1/39	1,500,000		1,684,545
South Central Connecticut Regional Water
Authority,
Water System Revenue Bonds (Insured;
National Public Finance Guarantee
Corp.)	5.25	8/1/24	2,000,000		2,342,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Connecticut - 96.4% (continued)
South Central Regional Water Authority,
Water Systems Revenue Bonds,
Refunding (Thirty Third)	5.00	8/1/41	2,445,000	2,848,596
University of Connecticut,
GO	5.00	2/15/25	1,000,000	1,016,990
University of Connecticut,
Revenue Bonds	5.25	11/15/47	4,000,000	4,581,480
University of Connecticut,
Special Obligation Student Fee Revenue
Bonds	5.00	11/15/24	5,000,000	5,554,350
Waterbury,
GO	5.00	11/15/38	2,500,000	2,797,100
				209,922,097
U.S. Related - 2.2%
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed
Bonds	0.00	5/15/50	12,000,000 [c]	1,329,000
Puerto Rico Highway & Transportation
Authority,
Highway Revenue Bonds, Refunding
(Insured; Assured Guaranty Municipal
Corporation) Series 2007 CC	5.25	7/1/34	1,500,000	1,736,460
Virgin Islands Port Authority,
Marine Revenue Bonds	5.00	9/1/44	2,000,000	1,740,000
				4,805,460
Total Investments (cost $211,193,411)			98.6%	214,727,557
Cash and Receivables (Net)			1.4%	3,021,520
Net Assets			100.0%	217,749,077

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities were valued at
$6,869,655 or 3.15% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	214,727,557	-	214,727,557

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2018, accumulated net unrealized appreciation on investments was $3,534,146, consisting of $5,913,955 gross unrealized appreciation and $2,379,809 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund
July 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1%
Massachusetts - 96.0%
Boston Housing Authority,
Capital Program Revenue Bonds
(Insured; Assured Guaranty Municipal
Corp.)	5.00	4/1/24	1,895,000		1,900,685
Commonwealth of Massachusetts,
GO	5.00	4/1/47	3,250,000		3,684,200
Martha's Vineyard Land Bank,
Revenue Bonds (Green Bonds)
(Insured; Build America Mutual
Assurance Company)	5.00	5/1/33	500,000		578,080
Massachusetts,
Revenue Bonds, 3 Month LIBOR + .55%	2.13	11/1/25	5,000,000	[a]	4,984,600
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/23	1,325,000		1,478,554
Massachusetts,
GO (Insured; AMBAC)	5.50	8/1/30	1,750,000		2,216,252
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	1,000,000		1,156,250
Massachusetts,
Special Obligation Dedicated Tax
Revenue Bonds (Insured; National
Public Finance Guarantee Corp.)	5.50	1/1/23	3,000,000		3,430,500
Massachusetts,
Transportation Fund Revenue Bonds
(Rail Enhancement and Accelerated
Bridge Programs)	5.00	6/1/41	1,500,000		1,707,915
Massachusetts Bay Transportation
Authority,
GO (General Transportation System)	7.00	3/1/21	395,000		427,062
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue Bonds	5.00	7/1/40	2,000,000		2,261,360
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue Bonds
(Insured; National Public Finance
Guarantee Corp.)	5.50	7/1/27	3,000,000		3,723,210
Massachusetts Clean Energy Cooperative
Corporation,
Massachusetts Clean Energy
Cooperative Revenue Bonds	5.00	7/1/24	2,580,000		2,910,833

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Massachusetts - 96.0% (continued)
Massachusetts College Building Authority,
Project Revenue Bonds	5.00	5/1/27	2,000,000		2,212,460
Massachusetts College Building Authority,
Project Revenue Bonds (Insured;
National Public Finance Guarantee
Corp.) (Escrowed to Maturity)	0.00	5/1/26	5,385,000	[b]	4,364,704
Massachusetts College Building Authority,
Project Revenue Bonds (Insured; XLCA)	5.50	5/1/28	1,450,000		1,720,932
Massachusetts Department of
Transportation,
Metropolitan Highway System Senior
Revenue Bonds	5.00	1/1/27	4,000,000		4,175,560
Massachusetts Development Finance
Agency,
Revenue Bonds (Baystate Medical
Center Issue)	5.00	7/1/34	1,475,000		1,622,825
Massachusetts Development Finance
Agency,
Revenue Bonds (Berklee College of
Music Issue)	5.00	10/1/31	1,000,000		1,083,820
Massachusetts Development Finance
Agency,
Revenue Bonds (Berklee College of
Music Issue)	5.00	10/1/46	750,000		842,850
Massachusetts Development Finance
Agency,
Revenue Bonds (Boston College Issue)	5.00	7/1/42	1,000,000		1,146,960
Massachusetts Development Finance
Agency,
Revenue Bonds (Boston Medical Center
Issue)	5.00	7/1/37	1,000,000		1,089,170
Massachusetts Development Finance
Agency,
Revenue Bonds (Boston University
Issue)	4.00	10/1/46	2,000,000		2,053,220
Massachusetts Development Finance
Agency,
Revenue Bonds (Brandeis University
Issue)	5.00	10/1/26	1,250,000		1,299,825
Massachusetts Development Finance
Agency,
Revenue Bonds (Brandeis University
Issue)	5.00	10/1/29	1,475,000		1,532,923
Massachusetts Development Finance
Agency,
Revenue Bonds (CareGroup Issue)	5.00	7/1/33	500,000		550,850
Massachusetts Development Finance
Agency,
Revenue Bonds (CareGroup Issue)	5.00	7/1/37	1,500,000		1,656,495

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Massachusetts - 96.0% (continued)
Massachusetts Development Finance
Agency,
Revenue Bonds (Caregroup)	5.00	7/1/43	1,295,000		1,432,477
Massachusetts Development Finance
Agency,
Revenue Bonds (Children's Hospital
Issue)	5.00	10/1/33	4,000,000		4,506,920
Massachusetts Development Finance
Agency,
Revenue Bonds (College of the Holy
Cross Issue)	5.00	9/1/41	800,000		906,672
Massachusetts Development Finance
Agency,
Revenue Bonds (Dana-Farber Cancer
Institute Issue)	5.00	12/1/46	2,000,000		2,247,340
Massachusetts Development Finance
Agency,
Revenue Bonds (Dana-Farber Cancer
Institute Issue)	5.00	12/1/41	1,000,000		1,127,550
Massachusetts Development Finance
Agency,
Revenue Bonds (Lahey Health System
Obligated Group Issue)	5.00	8/15/40	2,000,000		2,190,860
Massachusetts Development Finance
Agency,
Revenue Bonds (North Hill
Communities Issue) (Prerefunded)	6.50	11/15/23	2,000,000	[c,d]	2,434,680
Massachusetts Development Finance
Agency,
Revenue Bonds (Partners HealthCare
System Issue)	5.00	7/1/32	5,070,000		5,776,859
Massachusetts Development Finance
Agency,
Revenue Bonds (Partners HealthCare
System Issue)	5.00	7/1/47	1,500,000		1,666,365
Massachusetts Development Finance
Agency,
Revenue Bonds (Partners HealthCare
System Issue)	5.00	7/1/39	2,000,000		2,181,440
Massachusetts Development Finance
Agency,
Revenue Bonds (Partners HealthCare
System Issue) (Prerefunded)	5.38	7/1/20	4,000,000	[d]	4,281,880
Massachusetts Development Finance
Agency,
Revenue Bonds (Provident
Commonwealth Education Resources
Issue) (UMass Boston Student Housing
Project)	5.00	10/1/48	1,000,000		1,082,040

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Massachusetts - 96.0% (continued)
Massachusetts Development Finance
Agency,
Revenue Bonds (Seven Hills
Foundation & Affiliates)	5.00	9/1/45	1,500,000		1,573,725
Massachusetts Development Finance
Agency,
Revenue Bonds (South Shore Hospital
Issue)	5.00	7/1/41	1,000,000		1,089,880
Massachusetts Development Finance
Agency,
Revenue Bonds (Suffolk University
Issue)	5.00	7/1/30	1,000,000		1,042,980
Massachusetts Development Finance
Agency,
Revenue Bonds (Suffolk University
Issue)	6.00	7/1/24	330,000		341,306
Massachusetts Development Finance
Agency,
Revenue Bonds (Suffolk University)	5.00	7/1/36	755,000		840,443
Massachusetts Development Finance
Agency,
Revenue Bonds (Suffolk University)	5.00	7/1/35	1,000,000		1,116,420
Massachusetts Development Finance
Agency,
Revenue Bonds (UMass Memorial
Health Care Obligated Group Issue)	5.00	7/1/46	1,000,000		1,089,170
Massachusetts Development Finance
Agency,
Revenue Bonds (WGBH Educational
Foundation Issue)	5.00	1/1/40	1,000,000		1,123,450
Massachusetts Development Finance
Agency,
Revenue Bonds (Whitehead Institute
for Biomedical Research Issue)	5.00	6/1/23	1,350,000		1,466,708
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (NewBridge
Charles)	5.00	10/1/57	1,500,000	[c]	1,592,760
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (NewBridge
Charles)	5.00	10/1/47	1,000,000	[c]	1,068,910
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (The Broad
Institute Inc.)	5.00	4/1/37	1,000,000		1,157,430
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (Tufts
Medical Center Issue)	5.50	1/1/22	595,000		642,362

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Massachusetts - 96.0% (continued)
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (Umass
Memorial Health Care)	5.50	7/1/31	25,000		26,927
Massachusetts Educational Financing
Authority,
Education Loan Revenue Bonds (Issue
I)	5.00	1/1/25	1,500,000		1,701,900
Massachusetts Educational Financing
Authority,
Education Loan Revenue Bonds (Issue
K)	5.25	7/1/29	1,300,000		1,386,424
Massachusetts Health and Educational
Facilities Authority,
Revenue Bonds (Wheaton College
Issue) (Prerefunded)	5.00	1/1/20	1,000,000	[d]	1,046,610
Massachusetts Port Authority,
Revenue Bonds	5.00	7/1/45	1,000,000		1,101,700
Massachusetts Port Authority,
Revenue Bonds	5.00	7/1/35	2,055,000		2,361,298
Massachusetts Port Authority,
Revenue Bonds, Refunding	4.00	7/1/46	2,500,000		2,545,825
Massachusetts Port Authority,
Revenue Bonds, Refunding	5.00	7/1/42	1,000,000		1,126,220
Massachusetts Port Authority,
Revenue Bonds, Refunding	5.00	7/1/25	1,500,000		1,671,570
Massachusetts Port Authority,
Revenue Bonds, Refunding	5.00	7/1/27	5,475,000		5,816,914
Massachusetts Port Authority,
Revenue Bonds, Refunding	5.00	7/1/25	1,500,000		1,731,690
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue
Bonds	5.00	8/15/37	3,000,000		3,394,260
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue
Bonds	5.00	8/15/21	3,000,000		3,284,250
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue
Bonds	5.00	8/15/22	1,000,000		1,119,890
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue
Bonds	5.00	10/15/35	4,000,000		4,330,200
Massachusetts Water Resources
Authority,
General Revenue Bonds	5.00	8/1/25	2,000,000		2,182,260
Metropolitan Boston Transit Parking
Corporation,
Systemwide Senior Lien Parking
Revenue Bonds	5.00	7/1/24	1,320,000		1,432,306

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Massachusetts - 96.0% (continued)
Springfield Water and Sewer
Commission,
Revenue Bonds	5.00	4/15/37	650,000	752,128
				136,805,094
U.S. Related - 2.1%
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed
Bonds	0.00	5/15/50	5,000,000 [b]	553,750
Puerto Rico Highway & Transportation
Authority,
Highway Revenue Bonds (Insured;
Assured Guaranty Municipal
Corporation)	5.25	7/1/33	1,000,000	1,156,590
Virgin Islands Port Authority,
Marine Revenue Bonds	5.00	9/1/44	1,500,000	1,305,000
				3,015,340
Total Long-Term Municipal Investments
(cost $135,928,198)				139,820,434

Short-Term Municipal Investments - .7%
Massachusetts - .7%
Massachusetts Health and Educational
Facilities Authority,
Revenue Bonds (Baystate Medical
Center Issue) (LOC; JPMorgan Chase
Bank)
(cost $1,000,000)	1.50	7/1/2044	1,000,000 [e]	1,000,000
Total Investments (cost $136,928,198)			98.8%	140,820,434
Cash and Receivables (Net)			1.2%	1,767,924
Net Assets			100.0%	142,588,358

LIBOR—London Interbank Offered Rate

[a] Variable rate security—rate shown is the interest rate in effect at period end.
[b] Security issued with a zero coupon. Income is recognized through the accretion of discount.
[c] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities were valued at
$5,096,350 or 3.57% of net assets.
[d] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[e] The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	142,893,202	-	142,893,202

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2018, accumulated net unrealized appreciation on investments was $3,892,236, consisting of $5,171,046 gross unrealized appreciation and $1,278,810 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund
July 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1%
Pennsylvania - 98.2%
Adams County Industrial Development
Authority,
Revenue Bonds (Gettysburg College)	5.00	8/15/25	1,000,000		1,059,760
Allegheny County,
GO	5.00	12/1/31	1,040,000		1,168,003
Allegheny County,
GO	5.00	12/1/34	1,000,000		1,118,780
Allegheny County,
GO	5.00	12/1/34	3,000,000		3,295,560
Allentown Neighborhood Improvement
Zone Development Authority,
Tax Revenue Bonds (City Center
Project)	5.00	5/1/33	500,000	[a]	552,325
Allentown Neighborhood Improvement
Zone Development Authority,
Tax Revenue Bonds (City Center
Project)	5.00	5/1/42	1,000,000	[a]	1,079,270
Beaver County Hospital Authority,
Revenue Bonds (Heritage Valley Health
System, Inc.)	5.00	5/15/28	1,575,000		1,685,549
Berks County Industrial Development
Authority,
Healthcare Facilities Revenue Bonds
(Highlands at Wyomissing)	5.00	5/15/42	500,000		542,490
Berks County Industrial Development
Authority,
Healthcare Facilities Revenue Bonds
(Highlands at Wyomissing)	5.00	5/15/47	600,000		648,666
Berks County Industrial Development
Authority,
Healthcare Facilities Revenue Bonds,
Refunding (The Highlands at
Wyomissing)	5.00	5/15/38	415,000		452,255
Berks County Industrial Development
Authority,
Healthcare Facilities Revenue Bonds,
Refunding (The Highlands at
Wyomissing)	5.00	5/15/43	500,000		543,000
Bethlehem Authority,
Guaranteed Water Revenue Bonds
(Insured; Build America Mutual
Assurance Company)	5.00	11/15/31	2,000,000		2,192,560
Boyertown Area School District,
GO	5.00	10/1/37	2,050,000		2,250,531

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Pennsylvania - 98.2% (continued)
Bucks County Water and Sewer
Authority,
Sewer System Revenue Bonds (Insured;
Assured Guaranty Municipal Corp.)	5.00	12/1/37	500,000		563,700
Canonsburg-Houston Joint Authority,
Sewer Revenue Bonds	5.00	12/1/40	2,000,000		2,204,640
Centre County Hospital Authority,
HR (Mount Nittany Medical Center
Project)	5.00	11/15/41	750,000		824,295
Charleroi Area School Authority,
School Revenue Bonds (Insured;
National Public Finance Guarantee
Corp.)	0.00	10/1/20	2,000,000	[b]	1,901,000
Clairton Municipal Authority,
Sewer Revenue Bonds	5.00	12/1/37	2,000,000		2,135,240
Commonwealth Financing Authority of
Pennsylvania,
Revenue Bonds	5.00	6/1/34	1,000,000		1,122,040
Cumberland County Municipal Authority,
Revenue Bonds (Diakon Lutheran
Social Ministries Project)	5.00	1/1/38	1,000,000		1,082,490
Dauphin County General Authority,
Health System Revenue Bonds
(Pinnacle Health System Project)	5.00	6/1/42	3,030,000		3,261,280
Delaware County Authority,
Revenue Bonds (Cabrini University)	5.00	7/1/42	1,000,000		1,067,370
Delaware County Authority,
Revenue Bonds (Villanova University)	5.00	8/1/40	2,170,000		2,445,004
Delaware River Joint Toll Bridge
Commission,
Bridge System Revenue Bonds	5.00	7/1/32	1,000,000		1,168,170
Delaware River Port Authority,
Revenue Bonds	5.00	1/1/30	1,500,000		1,564,545
Delaware River Port Authority,
Revenue Bonds	5.00	1/1/37	3,000,000		3,311,880
Delaware Valley Regional Finance
Authority,
Revenue Bonds (Insured; CNTY Gtd.)
Series 2018 B, MUNIPSA + .42%	1.36	9/1/48	2,000,000	[c]	2,000,600
East Hempfield Township Industrial
Development Authority,
Revenue Bonds (Willow Valley
Communities Project)	5.00	12/1/39	600,000		654,072
Geisinger Authority,
Health System Revenue Bonds
(Geisinger Health System)	5.00	6/1/41	2,500,000		2,733,350
Lancaster County Hospital Authority,
Health Center Revenue Bonds (Masonic
Villages Project)	5.00	11/1/35	1,000,000		1,096,960

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Pennsylvania - 98.2% (continued)
Lancaster County Hospital Authority,
Health System Revenue Bonds
(University of Pennsylvania Health
System)	5.00	8/15/42	1,800,000	2,040,246
Lancaster County Hospital Authority,
Revenue Bonds (Brethren Village
Project)	5.13	7/1/37	1,000,000	1,094,610
Montgomery County Higher Education &
Health Authority,
Revenue Bonds (Philadelphia
Presbytery Homes Project)	5.00	12/1/47	1,000,000	1,095,310
Montgomery County Industrial
Development Authority,
Health System Revenue Bonds
(Jefferson Health System)	5.00	10/1/41	4,000,000	4,272,600
Montgomery County Industrial
Development Authority,
Retirement Community Revenue Bonds
(Adult Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	3,200,000	3,537,664
Pennsylvania,
CP, Refunding, Ser. A	5.00	7/1/34	1,000,000	1,120,280
Pennsylvania,
GO	5.00	10/15/29	4,000,000	4,443,600
Pennsylvania Economic Development
Financing Authority,
Sewage Sludge Disposal Revenue Bonds
(Philadelphia Biosolids Facility Project)	6.25	1/1/32	1,000,000	1,045,340
Pennsylvania Higher Educational
Facilities Authority,
Health System Revenue Bonds
(University of Pennsylvania)	5.00	8/15/40	1,500,000	1,677,900
Pennsylvania Higher Educational
Facilities Authority,
Revenue Bonds (Drexel University)	5.00	5/1/35	1,750,000	1,954,365
Pennsylvania Higher Educational
Facilities Authority,
Revenue Bonds (Thomas Jefferson
University)	5.00	9/1/30	1,170,000	1,315,454
Pennsylvania Higher Educational
Facilities Authority,
Revenue Bonds (Thomas Jefferson
University)	5.00	9/1/45	1,500,000	1,655,295
Pennsylvania Higher Educational
Facilities Authority,
Revenue Bonds (University of the
Sciences in Philadelphia)	5.00	11/1/31	1,000,000	1,125,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Pennsylvania - 98.2% (continued)
Pennsylvania Higher Educational
Facilities Authority,
Revenue Bonds, Refunding (Drexel
University)	5.00	5/1/41	1,000,000		1,120,090
Pennsylvania Housing Finance Agency,
Capital Fund Securitization Revenue
Bonds (Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	1,210,000		1,213,860
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special Revenue
Bonds	5.00	12/1/36	3,000,000		3,345,540
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue Bonds,
Series 2018 B	5.25	12/1/48	1,000,000		1,144,030
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior Revenue
Bonds	5.00	12/1/32	3,000,000		3,429,750
Pennsylvania Turnpike Commission,
Turnpike Revenue Bonds	5.00	12/1/36	1,605,000		1,795,706
Pennsylvania Turnpike Commission,
Turnpike Revenue Bonds	5.00	12/1/42	1,000,000		1,089,520
Pennsylvania Turnpike Commission,
Turnpike Revenue Bonds	5.00	12/1/43	2,500,000		2,747,100
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue Bonds
(Prerefunded)	5.25	6/1/19	65,000	[d]	67,014
Philadelphia,
Airport Revenue Bonds	5.25	6/15/25	1,500,000		1,587,840
Philadelphia,
Airport Revenue Bonds	5.00	6/15/35	2,000,000		2,209,960
Philadelphia,
Gas Works Revenue Bonds	5.00	8/1/31	1,250,000		1,406,737
Philadelphia,
Gas Works Revenue Bonds	5.00	8/1/32	1,000,000		1,122,040
Philadelphia,
Revenue Bonds, Refunding	5.00	7/1/47	1,500,000		1,663,695
Philadelphia Authority for Industrial
Development,
Housing Revenue Bonds (Housing-
University Square Apartments Project)	5.00	12/1/37	1,250,000		1,349,700
Philadelphia Authority for Industrial
Development,
HR (The Children's Hospital of
Philadelphia Project)	5.00	7/1/42	3,000,000		3,326,280
Philadelphia Authority for Industrial
Development,
Revenue Bonds (Independence Charter
School Project)	5.50	9/15/37	1,700,000		1,700,867

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Pennsylvania - 98.2% (continued)
Philadelphia Authority for Industrial
Development,
Revenue Bonds (Temple University)	5.00	4/1/45	1,500,000		1,666,515
Philadelphia Authority for Industrial
Development,
Revenue Bonds (Thomas Jefferson
University)	5.00	9/1/47	1,000,000		1,106,420
Philadelphia Housing Authority,
Capital Fund Program Revenue Bonds
(Insured; Assured Guaranty Municipal
Corp.)	5.00	12/1/21	1,685,000		1,690,611
Philadelphia School District,
GO	5.00	9/1/38	1,000,000		1,102,540
Philadelphia School District,
GO	5.00	9/1/43	1,000,000		1,108,530
Philadelphia School District,
GO (Prerefunded)	6.00	9/1/18	25,000	[d]	25,094
Philadelphia School District,
GO (Prerefunded)	6.00	9/1/18	5,000	[d]	5,019
Philadelphia School District,
GO (Prerefunded)	6.00	9/1/18	5,000	[d]	5,019
Philadelphia School District,
GO (Prerefunded)	6.00	9/1/18	5,000	[d]	5,019
Pittsburgh,
GO (Insured; Build America Mutual
Assurance Company)	5.00	9/1/30	1,585,000		1,786,232
Pittsburgh Urban Redevelopment
Authority,
MFHR (West Park Court Project)
(Collateralized; GNMA)	4.90	11/20/47	1,165,000		1,168,775
Reading Area Water Authority,
Water Revenue Bonds	5.00	12/1/31	2,000,000		2,162,760
State Public School Building Authority,
College Revenue Bonds (Montgomery
County Community College)	5.00	5/1/38	1,115,000		1,219,130
State Public School Building Authority,
School Revenue Bonds (The School
District of the City of Harrisburg
Project) (Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/32	2,000,000		2,264,480
Susquehanna Area Regional Airport
Authority,
Systems Revenue Bonds	4.00	1/1/33	1,300,000		1,308,866
West Shore Area Authority,
Revenue Bonds (Holy Spirit Hospital of
the Sisters of Christian Charity Project)	6.00	1/1/26	995,000		1,096,002

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Pennsylvania - 98.2% (continued)
Westmoreland County Industrial
Development Authority,
Health System Revenue Bonds (Excela
Health Project)	5.00	7/1/25	1,000,000	1,050,250
Westmoreland County Municipal
Authority,
Municipal Service Revenue Bonds
(Insured; Build America Mutual
Assurance Company)	5.00	8/15/26	1,000,000	1,153,400
Westmoreland County Municipal
Authority,
Municipal Service Revenue Bonds
(Insured; Build America Mutual
Assurance Company)	5.00	8/15/42	1,000,000	1,111,260
Wilkes-Barre Finance Authority,
Revenue Bonds (University of
Scranton)	5.00	11/1/34	1,000,000	1,116,930
York County,
GO	5.00	6/1/31	1,500,000	1,706,010
				126,281,840
U.S. Related - .9%
Puerto Rico Highway & Transportation
Authority,
Highway Revenue Bonds, Refunding
(Insured; Assured Guaranty Municipal
Corporation) Series 2007 CC	5.25	7/1/34	1,000,000	1,157,640
Total Investments (cost $124,937,519)			99.1%	127,439,480
Cash and Receivables (Net)			0.9%	1,194,462
Net Assets			100.0%	128,633,942

MUNIPSA—SIFMA Municipal Swap Index Yield

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities were valued at
$1,631,595 or 1.27% of net assets.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate security—rate shown is the interest rate in effect at period end.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	127,439,480	-	127,439,480

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2018, accumulated net unrealized appreciation on investments was $2,501,961, consisting of $3,283,264 gross unrealized appreciation and $781,303 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 17, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)